Intangible Assets and Liabilities - Amortization Expense for the Next Five Years of Finite Lived Intangible Assets (Details) $ in Millions	Dec. 31, 2016 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2017	$ 17
2018	4
2019	1
2020	(1)
2021	$ (3)